Accounts Payable and Accrued Expenses	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 10. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	September 30,	December 31,
	2022	2021
Accounts payable	$6,524,550	$1,450,531
Office access deposits	340	340
Accrued compensation	603,207	175,000
Unearned revenue	41,871	–
Accrued interest (various notes and loans payable	335,559	–
Accrued interest (working interest royalty programs)	1,562,160	–
Accrued tax penalties and interest	405,314	398,114
Accounts payable and accrued expenses	$9,473,001	$2,023,985

As of September 30, 2022, our accounts payable are primarily made up of trade payable for the purchase of for crude oil. Trade accounts payables in the amount of $3,731,888 is with a vendor who shares a beneficiary, James Ballengee, with Jorgan and JBAH, whom in aggregate now hold approximately 16% of our common stock. $67,446 of accounts payable, which are not trade receivable, are with companies who share a beneficiary with Jorgan and JBAH, whom in aggregate now hold approximately 16% of our common stock. $43,434 of accounts payable, which are not trade receivable, are with a related party where our Chief Financial Officer sits on the board of the directors and is an officer.

As of December 31, 2021 the Company accrued $225,000 for a milestone payment to be paid to TBT Group, Inc. (of which an independent Vivakor Board member is a 7% shareholder) related to our worldwide, exclusive license agreement for the license of piezo electric and energy harvesting technologies for creating self-powered sensors for making smart roadways. This milestone payment was paid in March 2022.